Loans to and Investments in Associated Companies - HomeFed (Details) shares in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2019 shares	Nov. 30, 2019 USD ($)	Jun. 30, 2019
HomeFed
Schedule of Equity Method Investments [Line Items]
Stock issued related to acquisition (in shares) | shares	9.3
HomeFed
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	70.00%		70.00%
Maximum voting rights as a percentage of total voting securities voting			45.00%
Business combination, step acquisition, equity interest in acquiree, remeasurement gain | $		$ 72.1
Number of shares issued per common stock of acquiree	2